Deposits - Schedule of Maturities of Total Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Time deposits with balances > $250,000	$ 100,383	$ 108,147
Brokered deposits	13	$ 161
Due within:
2025	279,190
2026	13,356
2027	6,080
2028	2,885
2029	310
Thereafter	0
Total	$ 301,821